CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Revenues:
Total operating revenues	$ 274.5	$ 292.4
Operating expenses:
Cost of restaurant revenue	227.0	240.8
Personnel costs	24.4	24.1
Depreciation and amortization	13.9	14.3
Other operating expenses	23.8	21.2
Total operating expenses	289.1	300.4
Operating loss	(14.6)	(8.0)
Other income (expense):
Interest, investment and other income	11.0	1.3
Interest expense	(3.7)	(3.0)
Realized gains, net	1.6	0.0
Total other income (expense)	8.9	(1.7)
Loss before income taxes and equity in losses of unconsolidated affiliates	(5.7)	(9.7)
Income tax benefit	7.2	5.5
Earnings (loss) before equity in losses of unconsolidated affiliates	1.5	(4.2)
Equity in losses of unconsolidated affiliates	(21.4)	(1.1)
Net loss	(19.9)	(5.3)
Less: Net loss attributable to non-controlling interests	(3.1)	(4.2)
Net earnings (loss) attributable to Cannae Holdings, Inc. common shareholders	$ (16.8)	$ (1.1)
Basic
Net earnings (loss) per share (in usd per share)	$ (0.23)	$ (0.02)
Diluted
Net earnings (loss) per share (in usd per share)	$ (0.23)	$ (0.02)
Weighted Average Shares Outstanding
Weighted average shares outstanding Cannae Holdings common stock, basic basis (in shares)	71.6	70.6
Weighted average shares outstanding Cannae Holdings common stock, diluted basis (in shares)	71.8	70.6
Restaurant revenue
Revenues:
Total operating revenues	$ 257.8	$ 273.8
Other operating revenue
Revenues:
Total operating revenues	$ 16.7	$ 18.6